Income Taxes - Deferred income taxes (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 87,541,552	$ 85,428,939
Other temporary differences	800,989	627,656
Total Deferred Tax Assets	88,342,541	86,056,595
Valuation Allowance	(88,098,860)	(85,579,584)
Intangible assets	(386,320)	(378,672)
Other temporary differences	142,639	(98,339)
Total Deferred Tax Liabilities	(243,681)	(477,011)
Net Deferred Income Taxes